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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-08050

Date of Notification: September 22, 2006

2.	Exact name of investment company as specified in registration statement:

THE ASIA TIGERS FUND, INC.

3.	Address of principal executive office: (number, street, city, state, zip code)

345 Park Avenue
New York, NY 10154

4.	Check one of the following:
A.	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Prakash Melwani

Prakash Melwani
Director and President of the Fund

(Title)

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OFFER TO REPURCHASE

______________

OFFER BY

THE ASIA TIGERS FUND, INC.

TO REPURCHASE UP TO 5%

OF ITS ISSUED AND OUTSTANDING

SHARES OF COMMON STOCK

______________

THIS REPURCHASE OFFER WILL EXPIRE ON OCTOBER  13, 2006

AT 5:00 P.M., NEW YORK CITY TIME (THE “REPURCHASE REQUEST DEADLINE”)

______________

THIS OFFER TO REPURCHASE AND THE ACCOMPANYING LETTER OF TRANSMITTAL (WHICH TOGETHER CONSTITUTE THE “REPURCHASE OFFER”) ARE NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES BEING TENDERED, BUT ARE SUBJECT TO OTHER CONDITIONS AS OUTLINED HEREIN AND IN THE LETTER OF TRANSMITTAL.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE REPURCHASE OFFER OTHER THAN THOSE CONTAINED HEREIN AND IN THE LETTER OF TRANSMITTAL, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE ASIA TIGERS FUND, INC.

September  22, 2006

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To the Stockholders of THE ASIA TIGERS FUND, INC.:

1. Number of Shares. The Asia Tigers Fund, Inc. (the “Fund”), a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company, hereby offers to repurchase up to 5% of the issued and outstanding shares of common stock in the Fund (the “Shares”) as of October  13, 2006 (the “Repurchase Offer Amount”), which are tendered and not withdrawn prior to 5:00 p.m., New York City Time, October  13, 2006 (the “Repurchase Request Deadline”). The Fund has established a record date of September  15, 2006, for identifying stockholders eligible to receive Repurchase Offer materials.

This Repurchase Offer is being made to all stockholders of the Fund (“Stockholders”) and is not conditioned upon any minimum number of Shares being tendered. NEITHER THE FUND, THE INVESTMENT MANAGER NOR ITS BOARD OF DIRECTORS (THE “BOARD”) IS MAKING ANY RECOMMENDATION TO ANY STOCKHOLDER WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES IN THE REPURCHASE OFFER. The Fund and the Board urge each Stockholder to read and evaluate the Repurchase Offer and related materials carefully and make his or her own decision.

If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline is less than or equal to the Repurchase Offer Amount, the Fund will, upon the terms and conditions of the Repurchase Offer, purchase all Shares so tendered. If more Shares than the Repurchase Offer Amount are duly tendered and not withdrawn prior to the Repurchase Request Deadline, the Fund will either (1) repurchase all of the additional Shares tendered, if the amount of such additional Shares does not exceed 2% of the Shares issued and outstanding on the Repurchase Request Deadline, or (2) purchase the Repurchase Offer Amount of Shares on a pro rata basis, provided, however, that the Fund may accept all Shares tendered by Stockholders who own, beneficially or of record, an aggregate of not more than 99 Shares and who tender all of their Shares, before prorating Shares tendered by others.

As of September  15, 2006, 5,205,185.7648 Shares were issued and outstanding. The Fund does not anticipate that the number of Shares as of the Repurchase Request Deadline will be materially different.

2. Price; Repurchase Fee. The repurchase price of the Shares will be their net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) on October  20, 2006 (the “Repurchase Pricing Date”). The Shares tendered pursuant to the Repurchase Offer will be subject to a repurchase fee (the “Repurchase Fee”) equal to 2% of NAV per Share, which will be deducted from the repurchase price. The Fund normally calculates the NAV of its Shares each Friday at the close of regular trading on the NYSE. On September  15, 2006, the NAV was $17.92 per Share.

During the Repurchase Offer, the NAV of the Shares will be calculated as of the close of regular trading on the NYSE each Friday and each of the five business days (October  9, 2006 to October  13, 2006) preceding the Repurchase Request Deadline (October  13, 2006). The Fund’s Shares have recently been trading at a premium to the Fund’s NAV per Share. It may not be in a Stockholder’s interest to tender Shares in connection with the Repurchase Offer if the Shares continue to trade at a premium. The market price of the Shares can and does fluctuate. Accordingly, on the Repurchase Pricing Date, the market price of the Shares may be above or below the Fund’s NAV per Share. Stockholders can obtain the daily NAV and daily NYSE closing price of the Shares from October  9, 2006 to October  13, 2006 by calling Georgeson Inc. toll free at 1-877-847-1383 or, for banks and brokers, at 212-440-9800.

The Shares are listed on the NYSE under the symbol “GRR.” On September  15, 2006, the closing price on the NYSE was $17.00 per Share.

3. Purpose of the Repurchase Offer. As with many closed-end investment companies, the trading price of the shares on the NYSE has historically been at a discount to, i.e., lower than, the NAV of the Shares. At a Special Meeting of the Stockholders on April  26, 2002 (the “Stockholder Meeting”), Stockholders approved a proposal converting the Fund to an “interval” structure, pursuant to which the Fund would make quarterly offers to repurchase at least 5%, but not more than 25%, of its outstanding Shares. The Repurchase Offer will permit tendering Stockholders to liquidate at least a portion of their Shares at approximately NAV (less the Repurchase Fee), while preserving the Fund as an investment vehicle for long-term capital appreciation for the remaining non-tendering Stockholders.

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4. Effect of the Offer; Source and Amount of Funds. The actual cost to the Fund of the Repurchase Offer cannot be determined at this time because the number of Shares to be purchased will depend on the number tendered, and the price will be based on the NAV per Share on the Repurchase Pricing Date. If the NAV per Share on the Repurchase Pricing Date is the same as the NAV per Share on September  15, 2006 ($17.92 per Share), and if 5% of the outstanding Shares are purchased pursuant to the Repurchase Offer, the cost to the Fund (excluding expenses and the Repurchase Fee) would be approximately $4,663,846.45.

The monies to be used by the Fund to purchase Shares pursuant to the Repurchase Offer will be obtained from cash and liquid securities in the Fund’s investment portfolio.

The Repurchase Offer may have certain adverse consequences for tendering and non-tendering Stockholders:

Fluctuation in NAV between the Repurchase Request Deadline and the Repurchase Pricing Date: Stockholders must decide whether to tender their Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date, and there can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the Repurchase Request Deadline. Moreover, the Fund’s Shares have recently been trading at a premium to the Fund’s NAV per Share. It may not be in a Stockholder’s interest to tender Shares in connection with the Repurchase Offer if the Shares continue to trade at a premium. Accordingly, on the Repurchase Pricing Date, the market price of the Shares may be above or below the Fund’s NAV per Share. Pursuant to Rule 23c-3 under the 1940 Act, the Fund may use a Repurchase Pricing Date earlier than October  20, 2006 if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier Repurchase Pricing Date is not likely to result in significant dilution of the NAV of either Shares that are tendered in the Repurchase Offer or Shares that are not so tendered.

Possible Proration: If greater than 5% of the Fund’s Shares are tendered pursuant to the Repurchase Offer, the Fund would be required to repurchase Shares tendered on a pro rata basis, subject to certain exceptions described in Section  1, “Number of Shares.” Accordingly, Stockholders cannot be assured that all of their tendered Shares will be repurchased.

Recognition of Capital Gains: As noted, the Fund may be required to sell portfolio securities pursuant to the Repurchase Offer, in which event it might recognize capital gains. The Fund expects that it would distribute any such gains to Stockholders (reduced by net capital losses realized during the fiscal year, if any) following the end of its fiscal year on October 31. This recognition and distribution of gains, if any, would have two negative consequences: first, Stockholders at the time of declaration of the distributions would be required to pay taxes on a greater amount of capital gain distributions than otherwise would be the case; and second, to raise cash to make the distributions, the Fund might need to sell additional portfolio securities, thereby possibly realizing and recognizing additional capital gains. It is impossible to predict the amount of capital gains or losses that would be realized and recognized. In addition, some of the distributed gains may be realized on securities held for one year or less, which would generate income taxable to the Stockholders at ordinary income rates.

Tax Consequences of Repurchases to Stockholders: The Fund’s purchase of tendered Shares pursuant to the Repurchase Offer will have tax consequences for tendering Stockholders and may have tax consequences for non-tendering Stockholders. See Section  13, “Federal Income Tax Consequences,” below.

Higher Expense Ratio and Less Investment Flexibility: The reduced net assets of the Fund as a result of the Fund’s annual Repurchase Offers will, over time, result in a higher expense ratio for the Fund, and possibly in less investment flexibility for the Fund, depending on the number of Shares repurchased.

5. Procedure for Tendering Shares. Stockholders may tender some or all of their Shares by delivering or mailing a Letter of Transmittal or facsimile thereof (together with certificates and other required documents) to the Depositary at the appropriate address set forth at the end of this Repurchase Offer or by following the procedures for book-entry delivery set forth below (and causing a confirmation of receipt of such delivery to be received by the Depositary). In lieu of the foregoing, tendering Stockholders can comply with the guaranteed delivery procedures set forth below.

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To tender Shares properly, the certificates for Shares, together with a properly completed and duly executed Letter of Transmittal (or facsimile thereof) and any other documents required by the Letter of Transmittal, must be received prior to the Repurchase Request Deadline by the Depositary at the appropriate address set forth at the end of this Repurchase Offer, except as otherwise provided below in this Section. Letters of Transmittal and certificates representing tendered Shares should NOT be sent or delivered directly to the Fund. Stockholders having Shares registered in the name of a broker, dealer, commercial bank, trust company or other nominee should contact such firm if they desire to tender their Shares.

Signatures on all Letters of Transmittal must be guaranteed by a member firm of a registered national securities exchange, a member of the National Association of Securities Dealers, Inc. or a commercial bank or trust company having an office, branch or agency in the United States (each being hereinafter referred to as an “Eligible Institution”), except in cases where Shares are tendered (i) by a registered holder of Shares who has not completed either the box entitled “Special Payment Instructions” or the box entitled “Special Delivery Instructions” on the Letter of Transmittal or (ii) for the account of an Eligible Institution. See Instruction 1 of the Letter of Transmittal. If the certificates are registered in the name of a person other than the signer of the Letter of Transmittal, or if payment is to be made to a person other than the registered owner of the certificates surrendered, then the certificates must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name or names of the registered owner or owners appear on the certificates, with the signature(s) on the certificates or stock powers guaranteed as aforesaid. See Instruction 6 of the Letter of Transmittal.

The Fund’s transfer agent holds Shares in uncertificated form for certain Stockholders pursuant to the Fund’s dividend reinvestment plan. Stockholders may tender all such uncertificated Shares by completing the appropriate section in the Letter of Transmittal or Notice of Guaranteed Delivery. There may be tax consequences to a tendering Stockholder who tenders less than all Shares he or she owns. See Section  13, “Federal Income Tax Consequences,” below.

The Depositary will establish accounts with respect to the Shares at the Depository Trust Company (“DTC”) for purposes of the Repurchase Offer within two business days after the date of this Offer to Repurchase. Any financial institution that is a participant in DTC’s system may make delivery of tendered Shares by causing DTC to transfer such Shares into the Depositary’s account in accordance with DTC’s procedure for such transfer. However, although delivery of Shares may be effected through transfer into the Depositary’s account at DTC, the Letter of Transmittal (or facsimile thereof), with any required signature guarantee and any other required documents, must, in any case, be transmitted to and received by the Depositary at the appropriate address set forth at the end of this Repurchase Offer before the Repurchase Request Deadline, or the tendering Stockholder must comply with the guaranteed delivery procedure described below. Delivery of documents to DTC in accordance with DTC’s procedures does not constitute delivery to the Depositary.

If certificates for Shares are not immediately available or time will not permit the Letter of Transmittal and other required documents to reach the Depositary prior to the Repurchase Request Deadline, Shares may nevertheless be tendered provided that all of the following conditions are satisfied:

(a) such tenders are made by or through an Eligible Institution; and

(b) the Depositary receives, prior to the Repurchase Request Deadline, a properly completed and duly executed Notice of Guaranteed Delivery substantially in the form provided by the Fund (delivered either by hand, mail, telegram, telex or facsimile transmission); and

(c) the certificates for all tendered Shares, or book-entry confirmation, as the case may be, together with a properly completed and duly executed Letter of Transmittal and any other documents required by the Letter of Transmittal, are received by the Depositary within three NYSE trading days after receipt by the Depositary of such Notice of Guaranteed Delivery.

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THE METHOD OF DELIVERY OF THE CERTIFICATES REPRESENTING SHARES, LETTER OF TRANSMITTAL, AND ANY OTHER DOCUMENTS IS AT THE OPTION AND RISK OF THE STOCKHOLDER. IF THE STOCKHOLDER WISHES TO DELIVER BY MAIL, WE RECOMMEND THE USE OF INSURED REGISTERED MAIL, RETURN RECEIPT REQUESTED. THE STOCKHOLDER HAS THE RESPONSIBILITY TO CAUSE THE CERTIFICATES, LETTER OF TRANSMITTAL AND ANY OTHER DOCUMENTS TO BE TIMELY DELIVERED.

TO PREVENT BACKUP WITHHOLDING ON PAYMENTS MADE FOR THE PURCHASE OF SHARES PURSUANT TO THE REPURCHASE OFFER, EACH INDIVIDUAL STOCKHOLDER (AND CERTAIN OTHER NONCORPORATE STOCKHOLDERS) MUST PROVIDE THE DEPOSITARY WITH HIS CORRECT TAXPAYER IDENTIFICATION NUMBER BY COMPLETING THE SUBSTITUTE FORM  W-9 INCLUDED WITH THE LETTER OF TRANSMITTAL (EVEN IF SUCH STOCKHOLDER HAS PREVIOUSLY COMPLETED SUCH A FORM). CERTAIN STOCKHOLDERS WHO ARE NOT CITIZENS OR RESIDENTS OF THE UNITED STATES MAY SATISFY THIS REQUIREMENT BY PROVIDING A CERTIFICATE OF FOREIGN STATUS (FORM  W-8) TO THE DEPOSITARY IN LIEU OF THE SUBSTITUTE FORM  W-9. SEE SECTION  13, “FEDERAL INCOME TAX CONSEQUENCES,” BELOW.

All questions as to the validity, form, eligibility (including time of receipt) and acceptance of any Shares tendered will be determined by the Fund, which determination shall be final and binding. The Fund reserves the absolute right (i) to reject any and all tenders not in proper form or the payment for which would, in the opinion of the Fund’s counsel, be unlawful and (ii) to waive any of the conditions of the Repurchase Offer or any defect or irregularity in the tender of any Shares. The Fund’s determination of any defect or irregularity in the tender of any Shares and its interpretation of the terms and conditions of the Repurchase Offer (including the Letter of Transmittal and the Instructions thereto) will be final. None of the Fund, the Information Agent, the Depositary or any other person shall be under any duty to give notification of any defects or irregularities in tenders, and none shall incur any liability for failure to give such notification.

6. Stockholders’ Right to Withdraw Tendered Shares. Shares tendered pursuant to the Repurchase Offer may be withdrawn at any time prior to the Repurchase Request Deadline. After the Repurchase Request Deadline, tenders made pursuant to the Repurchase Offer will be irrevocable.

To be effective, a written, telegraphic or facsimile notice of withdrawal must be timely received by the Depositary. Such notice must specify the name of the person who executed the particular Letter of Transmittal or Notice of Guaranteed Delivery, the number of Shares to be withdrawn and, if certificates have been delivered or otherwise identified to the Depositary, the name of the holder of record and the serial numbers of the certificates representing the Shares to be withdrawn. If Shares have been delivered pursuant to the procedure for book-entry delivery as set forth in Section  5, “Procedure for Tendering Shares,” any notice of withdrawal also must specify the name and the number of the account at DTC to be credited with the withdrawn Shares (which must be the same name and number from which the Shares were tendered), and must otherwise comply with DTC’s procedures.

All questions as to the form and validity, including time of receipt, of notices of withdrawal will be determined by the Fund, in its sole discretion, whose determination will be final and binding. None of the Fund, the Information Agent, the Depositary or any other person will be under any duty to give notification of any defects or irregularities in any notice of withdrawal or to incur any liability for failure to give any such notification. Any Shares timely and properly withdrawn will be deemed not duly tendered for purposes of the Repurchase Offer.

7. Acceptance for Payment and Payment. Upon the terms and subject to the conditions of the Repurchase Offer, the Fund will accept for payment, and will pay for, Shares validly tendered on or before the Repurchase Request Deadline and not properly withdrawn in accordance with Section  6, “Stockholders’ Right to Withdraw Tendered Shares,” as soon as practicable after the Repurchase Request Deadline. The Fund expressly reserves the right, in its sole discretion, to delay the acceptance for payment of, or payment for, Shares, in order to comply in whole or in part with any applicable law.

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The per-Share consideration paid to any Stockholder pursuant to the Repurchase Offer will be the highest per-Share consideration paid to any other Stockholder during the Repurchase Offer. In all cases, payment for Shares tendered and accepted for payment pursuant to the Repurchase Offer will be made only after timely receipt by the Depositary of certificates for such shares (or confirmation of the book-entry transfer of such shares), a properly executed Letter of Transmittal (or facsimile thereof) and any other documents required by the Letter of Transmittal.

For purposes of the Repurchase Offer, the Fund will be deemed to have accepted for payment, and thereby purchased, Shares properly tendered to the Fund and not withdrawn, if, as and when the Fund gives oral or written notice to the Depositary of its acceptance for payment of such Shares. Payment for Shares accepted for payment pursuant to the Repurchase Offer will be made by deposit of the purchase price with the Depositary, which will act as agent for the tendering Stockholders for purposes of receiving payment from the Fund and transmitting payment to the tendering Stockholders. Under no circumstances will the Fund pay interest on the purchase price of the Shares to be paid by the Fund, regardless of any delay in making such payment. If any tendered Shares are not accepted for payment pursuant to the terms and conditions of the Repurchase Offer for any reason, or are not paid for because of an invalid tender, or if certificates are submitted for more Shares than are tendered, certificates for such unpurchased Shares will be returned, without expense to the tendering Stockholder, as soon as practicable following expiration or withdrawal of the Repurchase Offer. Shares delivered by book-entry transfer into the Depositary’s account at DTC as described in Section  5, “Procedure for Tendering Shares,” which are to be returned will be credited to an account maintained within DTC. Shares which are to be returned and which were held in uncertificated form by the Fund’s transfer agent pursuant to the Fund’s dividend reinvestment plan will be returned to the dividend reinvestment plan account maintained by the transfer agent.

If the Fund is delayed in its acceptance for payment of, or in its payment for, Shares, or is unable to accept for payment or pay for Shares pursuant to the Repurchase Offer for any reason, then, without prejudice to the Fund’s rights under this Repurchase Offer, the Depositary may, nevertheless, on behalf of the Fund, retain tendered Shares, and such shares may not be withdrawn unless and except to the extent tendering Stockholders are entitled to withdrawal rights as described in Section  6, “Stockholders’ Right to Withdraw Tendered Shares.”

Shares tendered pursuant to the Repurchase Offer will be subject to the Repurchase Fee, which will be paid to the Fund and is reasonably intended to compensate the Fund for expenses directly related to the Repurchase Offer. Except for the Repurchase Fee, tendering Stockholders will not be obligated to pay brokerage commissions, fees or, except in the circumstances described in Instruction 6 of the Letter of Transmittal, transfer taxes on the purchase of Shares by the Fund.

8. Suspensions and Postponements of Repurchase Offer. The Fund will not suspend or postpone the Repurchase Offer except by vote of a majority of the Board, including a majority of Directors who are not “interested persons” as defined in the 1940 Act, and only:

(i) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;

(ii) if the repurchase would cause the Shares to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

(iii) for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted;

(iv) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine its NAV; or

(v) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Stockholders of the Fund.

If the Repurchase Offer is suspended or postponed, the Fund will provide notice to Stockholders of such suspension or postponement.

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9. NAV and Market Price. The Shares currently trade on the NYSE under the symbol “GRR.” The following table sets forth, on a quarterly basis, the high and low NAVs of the Shares and the high and low closing sale prices of the Shares for each calendar quarter during the two years ended June  30, 2006.

	NAV		Market Price*

	High	Low	High	Low

July 1, 2004 to September 30, 2004	$11.02	$10.05	$10.19	$9.03
October 1, 2004 to December 31, 2004	$12.48	$10.87	$11.60	$10.02
January 1, 2005 to March 31, 2005	$13.23	$12.89	$12.73	$11.09
April 1, 2005 to June 30, 2005	$13.03	$12.42	$12.19	$10.90
July 1, 2005 to September 30, 2005	$14.44	$12.87	$13.77	$12.17
October 1, 2005 to December 31, 2005	$15.28	$13.22	$14.93	$12.73
January 1, 2006 to March 31, 2006	$17.19	$15.92	$16.70	$14.81
April 1, 2006 to June 30, 2006	$19.13	$15.97	$23.85	$14.50

*  As reported on the NYSE.

The NAV per Share computed as of the close of business on September  15, 2006 was $17.92. On September  15, 2006, the high, low and closing prices of the Shares as reported on the NYSE were $17.01, $16.83 and $17.00, respectively.

10. Information With Respect to the Fund and the Fund’s Investment Manager. The Fund is a closed-end, non-diversified management investment company organized as a Maryland corporation. The Shares were first offered to the public in November 1993. As a closed-end investment company, the Fund differs from an open-end investment company (i.e., a mutual fund) in that it does not redeem its Shares at the election of a stockholder and does not continuously offer its shares for sale to the public.

Blackstone Asia Advisors L.L.C. (“Blackstone Advisors”) serves as the Fund’s Investment Manager. Blackstone Advisors is an affiliate of The Blackstone Group. Blackstone Advisors is a limited liability company organized under the laws of Delaware on August  26, 2005 and a registered investment adviser under the Investment Advisers Act of 1940. Blackstone Advisors has served as the Fund’s Investment Manager since December  4, 2005. The principal business address of Blackstone Advisors is 345 Park Avenue, New York, NY 10154.

11. Certain Fees and Expenses. The Fund will not pay to any broker or dealer, commercial bank, trust company or other person any solicitation fee for any Shares purchased pursuant to the Repurchase Offer. The Fund will reimburse such persons for customary handling and mailing expenses incurred in forwarding the Repurchase Offer. No such broker, dealer, commercial bank or trust company has been authorized to act as the agent of the Fund or the Depositary for purposes of the Repurchase Offer.

The Fund has retained PFPC Inc. to act as Depositary and Georgeson Inc. to act as Information Agent. The Depositary and the Information Agent will each receive reasonable and customary compensation for their services and will also be reimbursed for certain out-of-pocket expenses and indemnified against certain liabilities.

12. Miscellaneous. The Repurchase Offer is not being made to, nor will the Fund accept tenders from, holders of Shares in any state or other jurisdiction in which the Repurchase Offer would not be in compliance with the securities or Blue Sky laws of such jurisdiction.

13. Federal Income Tax Consequences. The following discussion describes certain U.S. federal income tax consequences of tendering Shares in the Repurchase Offer. Except where noted, it deals only with Shares held as capital assets and does not deal with special situations, such as those of dealers in securities or commodities, traders in securities that elect to mark their holdings to market, insurance companies, financial institutions, tax-exempt entities, regulated investment companies, real estate investment trusts, persons holding Shares as a part of a hedging, conversion or constructive sale transaction or a straddle or U.S. Stockholders whose functional currency is not the U.S. dollar. Furthermore, the discussion below is based upon the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations, rulings and judicial decisions thereunder as of the date hereof, and such authorities may be repealed, revoked or modified so as to result in U.S. federal income tax consequences different from those discussed below. Stockholders should consult their own tax advisors concerning the U.S. federal income tax consequences of participating in the Repurchase Offer in light of their particular situations as well as any consequences arising under the laws of any other taxing jurisdiction.

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As used herein, a U.S. Stockholder means a Stockholder that is for U.S. federal income tax purposes (i) a citizen or resident of the U.S., (ii) a corporation or partnership created or organized in or under the laws of the U.S. or any political subdivision thereof, (iii) an estate the income of which is subject to U.S. federal income taxation regardless of its source or (iv) a trust if it (x) is subject to the supervision of a court within the U.S. and one or more U.S. persons have the authority to control all substantial decisions of the trust or (y) has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person. A “Non-U.S. Stockholder” is a Stockholder that is not a U.S. Stockholder.

An exchange of Shares for cash in the Repurchase Offer by U.S. Stockholders will be a taxable transaction for U.S. federal income tax purposes. As a consequence of the exchange, the U.S. Stockholder will, depending on such U.S. Stockholder’s particular circumstances, be treated either as recognizing gain or loss from the disposition of the Shares or as receiving a dividend distribution from the Fund. Under Section  302(b) of the Code, a sale of Shares pursuant to the Repurchase Offer generally will be treated as a sale or exchange if the receipt of cash by the Stockholder: (a) results in a complete termination of the Stockholder’s interest in the Fund, (b) results in a substantially disproportionate redemption with respect to the Stockholder, or (c) is not essentially equivalent to a dividend with respect to the Stockholder. In determining whether any of these tests has been met, Shares actually owned, as well as Shares considered to be owned by the Stockholder by reason of certain constructive ownership rules set forth in Section  318 of the Code, generally must be taken into account. If any of these three tests for sale or exchange treatment is met, a U.S. Stockholder will recognize gain or loss equal to the difference between the price paid by the Fund for the Shares purchased in the Repurchase Offer and the Stockholder’s adjusted basis in such Shares. If such Shares are held as a capital asset, the gain or loss will be capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the applicable ordinary income rate for capital assets held for one year or less or (ii) 15% for capital assets held for more than one year.

If the requirements of Section  302(b) of the Code are not met, amounts received by a U.S. Stockholder who sells Shares pursuant to the Repurchase Offer will be taxable to the U.S. Stockholder as a dividend to the extent of such U.S. Stockholder’s allocable share of the Fund’s current or accumulated earnings and profits. To the extent that amounts received exceed such U.S. Stockholder’s allocable share of the Fund’s current and accumulated earnings and profits for a taxable year, the distribution will first be treated as a non-taxable return of capital, causing a reduction in the adjusted basis of such U.S. Stockholder’s Shares, and any amounts in excess of the U.S. Stockholder’s adjusted basis will constitute taxable gain. Any remaining adjusted basis in the Shares tendered to the Fund will be transferred to any remaining Shares held by such U.S. Stockholder.

If the payment for any purchase of Shares pursuant to the Repurchase Offer is treated as a taxable dividend to the selling Stockholder rather than as an exchange, the other Stockholders, including the non-tendering Stockholders, could be deemed to have received taxable stock distributions under certain circumstances. Stockholders are urged to consult their own tax advisors regarding the possibility of deemed distributions resulting from the purchase of Shares pursuant to the Repurchase Offer.

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Non-U.S. Stockholders. The Depositary will withhold U.S. federal income taxes equal to 30% of the gross payments payable to a Non-U.S. Stockholder or his or her agent unless the Depositary determines that a reduced rate of withholding is available pursuant to a tax treaty or that an exemption from withholding is applicable because such gross proceeds are effectively connected with the conduct of a trade or business within the U.S. In order to obtain a reduced rate of withholding pursuant to a tax treaty, a Non-U.S. Stockholder must deliver to the Depositary before the payment a properly completed and executed Internal Revenue Service (“IRS”) Form  W-8BEN. In order to obtain an exemption from withholding on the grounds that the gross proceeds paid pursuant to the Repurchase Offer are effectively connected with the conduct of a trade or business within the U.S., a Non-U.S. Stockholder must deliver to the Depositary before the payment a properly completed and executed IRS Form  W-8ECI. The Depositary will determine a shareowner’s status as a Non-U.S. Stockholder and eligibility for a reduced rate of, or exemption from, withholding by reference to any outstanding certificates or statements concerning eligibility for a reduced rate of, or exemption from, withholding (e.g., IRS Forms W-8BEN or W-8ECI) unless facts and circumstances indicate that such reliance is not warranted. A Non-U.S. Stockholder may be eligible to obtain a refund of all or a portion of any tax withheld if such shareowner meets the “complete redemption,” “substantially disproportionate” or “not essentially equivalent to a dividend” test described above or is otherwise able to establish that no tax or a reduced amount of tax is due. Backup withholding generally will not apply to amounts subject to the 30% or a treaty-reduced rate of withholding. Non-U.S. Stockholders are urged to consult their own tax advisors regarding the application of federal income tax withholding, including eligibility for a withholding tax reduction or exemption, and the refund procedure.

Backup Withholding. See Section  5 with respect to the application of backup withholding on payments made to Stockholders.

The tax discussion set forth above is included for general information only. Each shareowner is urged to consult such owner’s own tax advisor to determine the particular tax consequences to him or her of the Repurchase Offer, including the applicability and effect of state, local and foreign tax laws.

* * * * *

Questions, requests for assistance and requests for additional copies of this Offer to Repurchase and related materials should be directed to Georgeson Inc. toll free at 1-877-847-1383 or, for banks and brokers, at 212-440-9800.

THE ASIA TIGERS FUND, INC.

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The Letter of Transmittal and certificates for your Shares should be sent by you, your broker, dealer, commercial bank or trust company to the Depositary as set forth below.

Depositary:

PFPC INC.

By First Class Mail:	By Registered, Certified, Express Mail or Overnight Courier:
PFPC Inc. c/o Computershare Shareholder Services, Inc. Attn: Corporate Actions P.O. Box 859208 Braintree, MA 02185-9208	PFPC Inc. c/o Computershare Shareholder Services, Inc. Attn: Corporate Actions 161 Bay State Drive Braintree, MA 02184

Any questions or requests for assistance or additional copies of the Offer to Repurchase, the Letter of Transmittal, the Notice of Guaranteed Delivery and other documents may be directed to the Information Agent at its telephone number and location listed below. Stockholders may also contact their broker, dealer, commercial bank or trust company or other nominee for assistance concerning the Repurchase Offer.

The Information Agent for the Repurchase Offer is:

GEORGESON INC.

17 State Street, New York, NY 10004

1-877-847-1383

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LETTER OF TRANSMITTAL

To Accompany Certificate(s) for Shares of Common Stock

or Order Tender of Uncertificated Shares of

THE ASIA TIGERS FUND, INC.

Tendered Pursuant To Its Offer to Repurchase

Dated September  22, 2006

THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT 5:00 P.M.,

NEW YORK CITY TIME, ON OCTOBER  13, 2006 (“REPURCHASE REQUEST DEADLINE”).

The Depositary for the Repurchase Offer is:

PFPC INC.

Depositary Addresses:

By First Class Mail:	By Registered, Certified or Express Mail or Overnight Courier:

PFPC Inc. c/o Computershare Shareholder Services, Inc. Attn: Corporate Actions P.O. Box 859208 Braintree, MA 02185-9208	PFPC Inc. c/o Computershare Shareholder Services, Inc. Attn: Corporate Actions 161 Bay State Drive Braintree, MA 02184

DESCRIPTION OF SHARES TENDERED

Name(s) and Addresses of Registered Holder(s): (Please Fill in, if Blank, Exactly as Name(s) Appear(s) on Certificate(s))	Shares Tendered *** (Attach Additional Signed Schedule if necessary)

	Certificate Number(s)*	Total Number of Shares Evidenced by Certificates**	Number of Shares Tendered	Dividend Reinvestment Shares Tendered

Total Shares Tendered
*	Need not be completed by Stockholders who tender Shares by book-entry transfer.
**	Unless otherwise indicated, it will be assumed that all Shares evidenced by any certificates delivered to the Depositary are being tendered. See Instruction 5.
***	If the Shares being tendered are Shares held by the Transfer Agent pursuant to the Fund’s dividend reinvestment plan, Stockholders should so indicate on page 3.
I HAVE LOST MY CERTIFICATE(S) FOR SHARES OF STOCK OF THE FUND AND REQUIRE ASSISTANCE WITH RESPECT TO REPLACING SUCH CERTIFICATE(S). SEE INSTRUCTION 3.

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THE METHOD OF DELIVERY OF THIS LETTER OF TRANSMITTAL, THE CERTIFICATES FOR SHARES AND ALL OTHER REQUIRED DOCUMENTS, INCLUDING DELIVERY THROUGH THE BOOK-ENTRY TRANSFER FACILITY, IS AT THE OPTION AND RISK OF THE TENDERING STOCKHOLDER, AND EXCEPT AS OTHERWISE PROVIDED IN INSTRUCTION 2, THE DELIVERY WILL BE DEEMED MADE ONLY WHEN ACTUALLY RECEIVED BY THE DEPOSITARY. IF DELIVERY IS BY MAIL, REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IS RECOMMENDED. THE STOCKHOLDER HAS THE RESPONSIBILITY TO CAUSE THE LETTER OF TRANSMITTAL, CERTIFICATES AND ANY OTHER DOCUMENTS TO BE TIMELY DELIVERED.

This Letter of Transmittal is to be used (a) if certificates for Shares (as defined below) are to be forwarded herewith, or (b) if uncertificated Shares held by the Fund’s transfer agent pursuant to the Fund’s dividend reinvestment plan are to be tendered, or (c) if tenders are to be made by book-entry transfer to any of the accounts maintained by the Depositary at the Depository Trust Company (“DTC” or the “Book-Entry Transfer Facility”) pursuant to the procedure set forth in Section  5, “Procedure for Tendering Shares,” of the Fund’s Offer to Repurchase. Stockholders whose certificates are not immediately available or who cannot deliver certificates for Shares (other than uncertificated Shares held by the Fund’s transfer agent pursuant to the Fund’s dividend reinvestment plan) or deliver confirmation of the book-entry transfer of their Shares into the Depositary’s account at the Book-Entry Transfer Facility and all other documents required hereby to the Depositary prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline, October  13, 2006, may nevertheless tender their Shares according to the guaranteed delivery procedures set forth in Section  5, “Procedure for Tendering Shares,” of the Fund’s Offer to Repurchase. See Instruction 2 below. DELIVERY OF DOCUMENTS TO THE BOOK-ENTRY TRANSFER FACILITY DOES NOT CONSTITUTE DELIVERY TO THE DEPOSITARY.

CHECK HERE IF TENDERED SHARES ARE BEING DELIVERED BY BOOK-ENTRY TRANSFER MADE TO THE ACCOUNT MAINTAINED BY THE DEPOSITARY WITH THE BOOK-ENTRY TRANSFER FACILITY AND COMPLETE THE FOLLOWING:

Name of Tendering Institution: _________________________________________________________________________________________

 Account Number: ____________________________________       Transaction Code Number: _____________________________________

If the tendered Shares are being tendered by a Nominee Holder on behalf of its customers, please state the number of customer accounts for whose benefit the tender is made:

CHECK HERE IF CERTIFICATES FOR TENDERED SHARES ARE BEING DELIVERED PURSUANT TO A NOTICE OF GUARANTEED DELIVERY PREVIOUSLY SENT TO THE DEPOSITARY AND COMPLETE THE FOLLOWING:

Name(s) of Registered Owner(s): _________________________________________________________________________________

Date of Execution of Notice of Guaranteed Delivery: _________________________________________________________________

Name of Institution that Guaranteed Delivery: _______________________________________________________________________

Account Number (if delivered by book-entry transfer): ________________________________________________________________

NOTE: SIGNATURES MUST BE PROVIDED BELOW.

PLEASE READ THE ACCOMPANYING DOCUMENTS CAREFULLY.

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Ladies and Gentlemen:

The undersigned hereby tenders to The Asia Tigers Fund, Inc., a Maryland corporation (the “Fund”), the shares of the Fund’s Common Stock, $0.001 par value per share (the “Shares”) described below, upon the terms and conditions set forth in the Offer to Repurchase dated September  22, 2006, receipt of which is hereby acknowledged, and in this Letter of Transmittal (which together constitute the “Repurchase Offer”), at a purchase price equal to an amount per Share, net to the seller in cash (the “Purchase Price”), equal to 100% of the net asset value in U.S. dollars (“NAV”) per Share as of the close of regular trading on the New York Stock Exchange on October  20, 2006 (the “Repurchase Pricing Date”), minus a repurchase fee (the “Repurchase Fee”) equal to 2% of net asset value per Share.

Subject to, and effective upon, acceptance of payment for the Shares tendered herewith in accordance with the terms and subject to the conditions of the Offer to Repurchase, the undersigned hereby sells, assigns and transfers to, or upon the order of, the Fund all right, title and interest in and to all the Shares that are being tendered hereby and that are being accepted for purchase pursuant to the Offer to Repurchase (and any and all dividends, distributions, other Shares or other securities or rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline of October  13, 2006) and irrevocably constitutes and appoints the Depositary the true and lawful agent and attorney-in-fact of the undersigned with respect to such Shares (and any such dividends, distributions, other Shares or securities or rights), with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest) to (a) deliver certificates for such Shares (and any such other dividends, distributions, other Shares or securities or rights) or transfer ownership of such Shares (and any such other dividends, distributions, other Shares or securities or rights), together, in either such case, with all accompanying evidences of transfer and authenticity to or upon the order of the Fund, upon receipt by the Depositary, as the undersigned’s agent, of the Purchase Price, (b) present such Shares (and any such other dividends, distributions, other Shares or securities or rights) for transfer on the books of the Fund, and (c) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares (and any such other dividends, distributions, other Shares or securities or rights), all in accordance with the terms of the Offer to Repurchase.

The undersigned hereby represents and warrants that: (a) the undersigned has full power and authority to tender, sell, assign and transfer the tendered Shares (and any and all dividends, distributions, other Shares or other securities or rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline of October  13, 2006); (b) when and to the extent the Fund accepts the Shares for purchase, the Fund will acquire good, marketable and unencumbered title thereto, free and clear of all liens, restrictions, charges, proxies, encumbrances or other obligations relating to their sale or transfer, and not subject to any adverse claim; (c) on request, the undersigned will execute and deliver any additional documents deemed by the Depositary or the Fund to be necessary or desirable to complete the sale, assignment and transfer of the tendered Shares (and any and all dividends, distributions, other Shares or securities or rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline of October  13, 2006); and (d) the undersigned has read and agreed to all of the terms of the Offer to Repurchase and this Letter of Transmittal.

All authority conferred or agreed to be conferred in this Letter of Transmittal shall be binding upon the successors, assigns, heirs, executors, administrators and legal representatives of the undersigned and shall not be affected by, and shall survive, the death or incapacity of the undersigned. Shares tendered pursuant to the Offer may be withdrawn at any time prior to the Repurchase Request Deadline in accordance with Section  6, “Stockholders’ Right to Withdraw Tendered Shares,” of the Fund’s Offer to Repurchase. After the Repurchase Request Deadline, tenders made pursuant to the Fund’s Offer to Repurchase will be irrevocable.

THE UNDERSIGNED TENDER ALL UNCERTIFICATED SHARES THAT MAY BE HELD IN THE NAME OF THE REGISTERED HOLDER(S) BY THE FUND’S TRANSFER AGENT PURSUANT TO THE FUND’S DIVIDEND REINVESTMENT PLAN.

_________ Yes ________ No

Note: If you do not check either of the spaces above, uncertificated Shares, if any, held in the name of the registered holder(s) by the Fund’s transfer agent pursuant to the Fund’s dividend reinvestment plan will NOT be tendered.

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ODD LOTS

(SEE INSTRUCTION 13)

This section is to be completed ONLY if Shares are being tendered by or on behalf of a person owning beneficially or of record an aggregate of not more than 99 Shares. The undersigned either (check only one box):

Is the beneficial or record owner of an aggregate of not more than 99 Shares, all of which are being tendered; or

       Is a broker, dealer, commercial bank, trust company or other nominee that (a) is tendering for the beneficial owner(s) thereof Shares with respect to which it is the record holder, and (b) believes, based upon representations made to it by such beneficial owner(s), that each such person is the beneficial owner of an aggregate of not more than 99 Shares and is tendering all of such Shares; and, in either case, hereby represents that the above indicated information is true and correct as to the undersigned.

PLEASE READ THE ACCOMPANYING INSTRUCTIONS CAREFULLY.

NOTE: SIGNATURES MUST BE PROVIDED BELOW.

The undersigned understands that the valid tender of Shares pursuant to any one of the procedures described in Section  5, “Procedure for Tendering Shares,” of the Fund’s Offer to Repurchase and in the Instructions hereto will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Offer to Repurchase.

The undersigned recognizes that under certain circumstances set forth in the Offer to Repurchase, the Fund may not be required to purchase any of the Shares tendered hereby, or may accept for purchase, pro rata with Shares tendered by other Stockholders, fewer than all of the Shares tendered hereby.

Unless otherwise indicated herein under “Special Payment Instructions,” please return any certificates for Shares not tendered or accepted for payment (and accompanying documents, as appropriate) in the name(s) of the registered holder(s) appearing under “Description of Shares Tendered.” Similarly, unless otherwise indicated under “Special Delivery Instructions,” please return any certificates for Shares not tendered or accepted for payment (and accompanying documents, as appropriate) to the address(es) of the registered holder(s) appearing under “Description of Shares Tendered.” In the event that either the Special Delivery Instructions or the Special Payment Instructions are completed, please return such certificates to the person or persons so indicated. The undersigned recognizes that the Fund has no obligation pursuant to the Special Payment Instructions to transfer any Shares from the name of the registered holder thereof if the Fund does not accept for payment any of the Shares so tendered. The undersigned further recognizes that the Special Payment Instructions and the Special Delivery Instructions are not applicable to Shares tendered by book-entry transfer nor to uncertificated Shares held by the Fund’s transfer agent pursuant to the Fund’s dividend reinvestment plan, which Shares may be tendered hereby.

SPECIAL PAYMENT INSTRUCTIONS

(See Instruction 8)

To be completed ONLY if certificates for Shares not tendered or not purchased are to be issued in the name of and sent to someone other than the undersigned.

Issue Certificate to:

Name

(Please Print)

Address

(City, State, Zip Code)

(Complete Substitute Form W-9)

(Taxpayer Identification (Social Security) Number)

SPECIAL DELIVERY INSTRUCTIONS

(See Instruction 8)

To be completed ONLY if certificates for Shares not tendered or not purchased are to be issued in the name of the undersigned, but sent to someone other than the undersigned or to the undersigned at an address other than that shown above.

Mail Certificate to:

Name

(Please Print)

Address

(City, State, Zip Code)

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SIGN HERE

(IMPORTANT: COMPLETE AND SIGN THE SUBSTITUTE FORM  W-9 HEREIN)

(Signature(s) of Stockholder(s))

Dated: __________________ , 2006

(Must be signed by the registered holder(s) exactly as name(s) appear(s) on certificate(s) for the Shares or on a security position listing or by person(s) authorized to become registered holder(s) by certificate(s) and documents transmitted herewith. If signature is by attorney-in-fact, executor, administrator, trustee, guardian, agent, officer of a corporation or another person acting in a fiduciary or representative capacity, please provide the following information. See Instruction 5.)

(Must be signed by the registered holder(s) exactly as name(s) appear(s) on certificate(s) for the Shares or on a security position listing or by person(s) authorized to become registered holder(s) by certificate(s) and documents transmitted herewith. If signature is by attorney-in-fact, executor, administrator, trustee, guardian, agent, officer of a corporation or another person acting in a fiduciary or representative capacity, please provide the following information. See Instruction 6.)

Name(s)

(Please Print)

Capacity (Full Title)

Address

City	State	Zip Code

Area Code and Telephone Number

Employer Identification or
Social Security Number

GUARANTEE OF SIGNATURE(S)

(See Instructions 1 and 6)

Authorized Signature(s)

Name

(Please Print)

Name of Firm

Address

City	State	Zip Code

Dated: _____________________, 2006

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INSTRUCTIONS

Forming Part of the Terms and Conditions of the Repurchase Offer

1. Guarantee of Signatures. No signature guarantee on this Letter of Transmittal is required (i) if this Letter of Transmittal is signed by the registered holder of the Shares (which term, for purposes of this document, shall include any participant in the Book-Entry Transfer Facility whose name appears on a security position listing as the owner of Shares) tendered herewith, unless such holder has completed either the box entitled “Special Delivery Instructions” or the box entitled “Special Payment Instructions” herein, or (ii) if such Shares are tendered for the account of a member firm of a registered national securities exchange, a member of the National Association of Securities Dealers, Inc. (“NASD”), a commercial bank, credit union, savings association or trust company having an office, branch or agency in the United States, or other entity which is a member in good standing of a stock transfer association’s approved medallion program (each being hereinafter referred to as an “Eligible Institution”). In all other cases, all signatures on this Letter of Transmittal must be guaranteed by an Eligible Institution. See Instruction 6.

2. Delivery of Letter of Transmittal and Certificates; Guaranteed Delivery Procedures. This Letter of Transmittal is to be used only (a) if certificates are to be forwarded herewith, (b) if uncertificated Shares held by the Funds transfer agent pursuant to the Fund’s dividend reinvestment plan are to be tendered, or (c) if tenders are to be made pursuant to the procedures for delivery by book-entry transfer set forth in Section  5, “Procedure for Tendering Shares,” of the Fund’s Offer to Repurchase. Certificates for all physically tendered Shares, or confirmation of a book-entry transfer in the Depositary’s account at the Book-Entry Transfer Facility of Shares tendered by book-entry transfer, together, in each case, with a properly completed and duly executed Letter of Transmittal or facsimile thereof with any required signature guarantees, any other documents required by this Letter of Transmittal should be mailed or delivered to the Depositary at the appropriate address set forth herein and must be received by the Depositary prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline, October  13, 2006. Stockholders whose certificates are not immediately available or who cannot deliver Shares and all other required documents to the Depositary prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline, or whose Shares cannot be delivered on a timely basis pursuant to the procedures for book-entry transfer prior to the Termination Date, may tender their Shares by or through any Eligible Institution by properly completing and duly executing and delivering a Notice of Guaranteed Delivery (or facsimile thereof), which must be received by the Depositary prior to the Repurchase Request Deadline, and by otherwise complying with the guaranteed delivery procedures set forth in Section  5, “Procedure for Tendering Shares,” of the Fund’s Offer to Repurchase. Pursuant to such procedures, the certificates for all physically tendered Shares, or confirmation of book-entry transfer, as the case may be, as well as a properly completed and duly executed Letter of Transmittal, all other documents required by this Letter of Transmittal must be received by the Depositary within three business days after receipt by the Depositary of such Notice of Guaranteed Delivery, all as provided in Section  5, “Procedure for Tendering Shares,” of the Fund’s Offer to Purchase.

THE METHOD OF DELIVERY OF THIS LETTER OF TRANSMITTAL, THE CERTIFICATES FOR SHARES AND ALL OTHER REQUIRED DOCUMENTS, INCLUDING DELIVERY THROUGH THE BOOK-ENTRY TRANSFER FACILITY, IS AT THE OPTION AND RISK OF THE TENDERING STOCKHOLDER AND EXCEPT AS OTHERWISE PROVIDED IN THIS INSTRUCTION, THE DELIVERY WILL BE DEEMED MADE ONLY WHEN ACTUALLY RECEIVED BY THE DEPOSITARY. IF DELIVERY IS BY MAIL, REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IS RECOMMENDED. THE STOCKHOLDER HAS THE RESPONSIBILITY TO CAUSE THE LETTER OF TRANSMITTAL, CERTIFICATES AND ANY OTHER DOCUMENTS TO BE TIMELY DELIVERED.

No alternative, conditional or contingent tenders will be accepted, except as may be permitted in the Fund’s Offer to Repurchase. All tendering Stockholders, by execution of this Letter of Transmittal (or facsimile thereof), waive any right to receive any notice of the acceptance for payment of Shares.

3. Lost Certificates. In the event that any Stockholder is unable to deliver to the Depositary the Fund Certificate(s) representing his, her or its Shares due to the loss or destruction of such Certificate(s), such fact should be included on the face of this Letter of Transmittal. In such case, the Stockholder should also contact the Depositary, at their number 1-800-331-1710, to report the lost securities. The Depositary will forward additional documentation which such stockholder must complete in order to effectively surrender such lost or destroyed Certificate(s) (including affidavits of loss and indemnity bonds in lieu thereof). There may be a fee in respect of lost or destroyed Certificates, but surrenders hereunder regarding such lost certificates will be processed only after such documentation has been submitted to and approved by the Depositary.

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4. Inadequate Space. If the space provided is inadequate, the certificate numbers and/or number of Shares should be listed on a separate, signed schedule attached hereto.

5. Partial Tenders and Unpurchased Shares. (Not applicable to Stockholders who tender by book-entry transfer.) If fewer than all the Shares evidenced by any certificate submitted are to be tendered, fill in the number of Shares which are to be tendered in the column entitled “Number of Shares Tendered.” In such case, a new certificate for the remainder of the Shares evidenced by the old certificate(s) will be issued and sent to the registered holder, unless otherwise specified in the “Special Payment Instructions” or “Special Delivery Instructions” boxes in this Letter of Transmittal, as soon as practicable after the Repurchase Request Deadline of the Offer to Repurchase. All Shares represented by certificates listed and delivered to the Depositary are deemed to have been tendered unless otherwise indicated.

6. Signatures on Letter of Transmittal; Stock Powers and Endorsements.

(a) If this Letter of Transmittal is signed by the registered holder(s) of the Shares tendered hereby, the signature(s) must correspond exactly with the name(s) on the face of the certificates.

(b) If any of the tendered Shares are held of record by two or more joint holders, ALL such holders must sign this Letter of Transmittal.

(c) If any tendered Shares are registered in different names on several certificates, it will be necessary to complete, sign and submit as many Letters of Transmittal as there are different registrations of certificates.

(d) If this Letter of Transmittal is signed by the registered holder(s) of the Shares listed and transmitted hereby, no endorsements of certificates or separate stock powers are required unless payment is to be made, or the certificates for Shares not tendered or purchased are to be issued, to a person other than the registered holder(s), in which case the endorsements or signatures on the stock powers, as the case may be, must be signed exactly as the name(s) of the registered holder(s) appear(s) on the certificates. Signatures on such certificates or stock powers must be guaranteed by an Eligible Institution. See also Instruction 1.

(e) If this Letter of Transmittal or any certificates or stock powers are signed by trustees, executors, administrators, guardians, agents, attorneys-in-fact, officers of corporations or others acting in a fiduciary or representative capacity, such persons should so indicate when signing and must submit proper evidence satisfactory to the Fund of their authority to so act.

(f) If this Letter of Transmittal is signed by a person(s) other than the registered holder(s) of the certificates listed and transmitted hereby, the certificates must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name or names of the registered holder(s) appear on the certificates. Signatures on such certificates of stock powers must be guaranteed by an Eligible Institution. See also Instruction 1.

7. Stock Transfer Taxes. Except as set forth in this Instruction 7, no stock transfer tax stamps or funds to cover such stamps need accompany this Letter of Transmittal, and the Fund will pay all stock transfer taxes, if any, with respect to the transfer and sale of Shares to it pursuant to the Offer. If, however, payment of the repurchase price is to be made to, or (in the circumstances permitted by the Fund’s Offer to Repurchase) if Shares not tendered or not purchased are to be registered in the name of any person other than the registered holder, or if tendered certificates are registered in the name of any person other than the person(s) signing this Letter of Transmittal, the amount of any stock transfer taxes (whether imposed on the registered holder or such other person) payable on account of the transfer to such person will be deducted from the Purchase Price unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

8. Special Payment and Delivery Instructions. If certificates for Shares not tendered or not purchased are to be issued in the name of a person other than the person signing this Letter of Transmittal or if such certificates are to be sent to someone other than the person signing this Letter of Transmittal or to the person signing this Letter of Transmittal at an address other than that shown above, the boxes captioned “Special Payment Instructions” and/or “Special Delivery Instructions” on this Letter of Transmittal should be completed. Signatures must be guaranteed by an Eligible Institution. See also Instruction 1.

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9. Irregularities. All questions as to the validity, form, eligibility (including time of receipt) and acceptance for payment of any tender of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of any particular Shares (i)  determined by it not to be in proper form or (ii) the acceptance of or payment for which may, in the opinion of the Fund’s counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer, in whole or in part, or any defect or irregularity in tender of any particular Shares or Stockholder, and the Fund’s interpretations of the terms and conditions of the Repurchase Offer (including these instructions) shall be final and binding. No tender of Shares will be deemed to be properly made until all defects and irregularities have been cured or waived. Neither the Fund, the Depositary, the Information Agent nor any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice. Unless waived, any defects or irregularities must be cured within such time as the Fund shall determine.

10. Requests for Assistance and Additional Copies. Requests for assistance should be directed to, and additional copies of the Fund’s Offer to Repurchase, the Notice of Guaranteed Delivery and this Letter of Transmittal may be obtained from, the Information Agent at the address set forth at the end of this Letter of Transmittal or from your broker, dealer, commercial bank, trust company, or other nominee. The Information Agent will also provide Stockholders, upon request, with a Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding (W-8BEN) or a Certificate of Foreign Person’s Claim for Exemption From Withholding on Income Effectively Connected With the Conduct of a Trade or Business in the United States (W-8ECI).

11. Backup Withholding. Each Stockholder that desires to participate in the Offer to Repurchase must, unless an exemption applies, provide the Depositary with the Stockholder’s taxpayer identification number on the Substitute Form  W-9 set forth in this Letter of Transmittal, with the required certifications being made under penalties of perjury. If the Stockholder is an individual, the taxpayer identification number is his or her social security number. If the Depositary is not provided with the correct taxpayer identification number, the Stockholder may be subject to a $50 penalty imposed by the Internal Revenue Service in addition to being subject to backup withholding.

Stockholders are required to give the Depositary the taxpayer identification number of the record owner of the Shares by completing the Substitute Form  W-9 included with this Letter of Transmittal. If the Shares are registered in more than one name or are not in the name of the actual owner, consult the “Guidelines for Certification of Taxpayer Identification Number on Substitute Form  W-9,” which immediately follow the Substitute Form  W-9.

If backup withholding applies, the Depositary is required to withhold 28% of any payment made to the Stockholder with respect to Shares purchased pursuant to the Repurchase Offer. Backup withholding is not an additional tax. Rather, the U.S. federal income tax liability of persons subject to backup withholding may result in an overpayment of taxes for which a refund may be obtained by the Stockholder from the Internal Revenue Service.

Certain Stockholders (including, among others, most corporations and certain foreign persons) are exempt from backup withholding requirements. To qualify as an exempt recipient on the basis of foreign status, a Stockholder must generally submit a properly completed Form  W-8BEN or Form  W-8ECI, signed under penalties of perjury, attesting to that person’s exempt status. A Stockholder would use a Form  W-8BEN to certify that it (1) is neither a citizen nor a resident of the United States, (2) has not been and reasonably does not expect to be present in the United States for a period aggregating 183 days or more during the calendar year, and (3) reasonably expects not to be engaged in a trade or business within the United States to which the gain on the sale of the Shares would be effectively connected; and would use a Form  W-8ECI to certify that (1) it is neither a citizen nor resident of the U.S., and (2) the proceeds of the sale of the Shares are effectively connected with a U.S. trade or business. A foreign Stockholder (a “Non-U.S. Stockholder”) may also use a Form  W-8BEN to certify that it is eligible for benefits under a tax treaty between the United States and such foreign person’s country of residence.

A STOCKHOLDER SHOULD CONSULT HIS OR HER TAX ADVISOR AS TO HIS OR HER QUALIFICATION FOR EXEMPTION FROM THE BACKUP WITHHOLDING REQUIREMENTS AND THE PROCEDURE FOR OBTAINING AN EXEMPTION.

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12. Withholding for Non-U.S. Stockholders. Even if a Non-U.S. Stockholder has provided the required certification to avoid backup withholding, the Depositary will withhold U.S. federal income taxes equal to 30% of the gross payments payable to a Non-U.S. Stockholder or his or her agent unless the Depositary determines that a reduced rate of withholding is available pursuant to a tax treaty or that an exemption from withholding is applicable because such gross proceeds are effectively connected with the conduct of a trade or business within the U.S. In order to obtain a reduced rate of withholding pursuant to a tax treaty, a Non-U.S. Stockholder must deliver to the Depositary before the payment a properly completed and executed IRS Form  W-8BEN. In order to obtain an exemption from withholding on the grounds that the gross proceeds paid pursuant to the Repurchase Offer are effectively connected with the conduct of a trade or business within the U.S., a Non-U.S. Stockholder must deliver to the Depositary before the payment a properly completed and executed IRS Form  W-8ECI. The Depositary will determine a shareowner’s status as a Non-U.S. Stockholder and eligibility for a reduced rate of, or exemption from, withholding by reference to any outstanding certificates or statements concerning eligibility for a reduced rate of, or exemption from, withholding (e.g., IRS Forms W-8BEN or W-8ECI) unless facts and circumstances indicate that such reliance is not warranted. A Non-U.S. Stockholder may be eligible to obtain a refund of all or a portion of any tax withheld if such shareowner satisfies certain requirements or is otherwise able to establish that no tax or a reduced amount of tax is due. Backup withholding generally will not apply to amounts subject to the 30% or a treaty-reduced rate of withholding. Non-U.S. Stockholders are urged to consult their own tax advisors regarding the application of federal income tax withholding, including eligibility for a withholding tax reduction or exemption, and the refund procedure.

13. Odd Lots. As described in Section  1 of the Offer to Repurchase, the Fund will purchase Shares validly tendered and not properly withdrawn prior to the Repurchase Request Deadline, October  13, 2006, by any Stockholder who owns beneficially or of record an aggregate of not more than 99 Shares (an “Odd Lot Holder”). This preference will not be available unless the item captioned “Odd Lots” is completed.

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PAYER’S NAME: PFPC INC.

SUBSTITUTE FORM W-9	Part 1—PLEASE PROVIDE YOUR NAME AND TIN IN THE BOX AT RIGHT AND CERTIFY BY SIGNING AND DATING BELOW.		___________________________ Name
Department of the Treasury Internal Revenue Service	Part 2 — CERTIFICATION. Under penalty of perjury, I certify that:

Payer’s Request for Taxpayer Identification Number (TIN)	(1)	The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me) and	___________________________ Social Security Number
	(2)	I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (the “IRS”) that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and	OR ___________________________ Employer Identification Number Part 3 —
	(3)	I am a U.S. person (including a U.S. resident alien).	Awaiting TIN

Certificate Instructions — You must cross out item (2) above if you have been notified by the IRS that you are subject to backup withholding because of under-reporting interest or dividends on your tax return. However, if after being notified by the IRS that you were subject to backup withholding you received another notification from the IRS that you are no longer subject to backup withholding, do not cross out such item (2).

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
SIGNATURE

Sign Here	DATE

NOTE: FAILURE TO COMPLETE AND RETURN THIS FORM MAY RESULT IN BACKUP WITHHOLDING OF 28% OF ANY PAYMENTS MADE TO YOU PURSUANT TO THE OFFER TO REPURCHASE. PLEASE REVIEW THE ENCLOSED GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON SUBSTITUTE FORM W-9 FOR ADDITIONAL DETAILS.

YOU MUST COMPLETE THE FOLLOWING CERTIFICATE IF YOU CHECKED THE BOX IN PART 3 OF THE SUBSTITUTE FORM W-9.

CERTIFICATE OF AWAITING TAXPAYER IDENTIFICATION NUMBER

I certify under penalties of perjury that a taxpayer identification number has not been issued to me, and either (1) I have mailed or delivered an application to receive a taxpayer identification number to the appropriate Internal Revenue Service Center or Social Security Administration Office, or (2) I intend to mail or deliver an application in the near future. I understand that if I do not provide a taxpayer identification number by the time of payment, 28% of all reportable payments made to me will be withheld.

Signature	Date	, 2006

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GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION

NUMBER ON SUBSTITUTE FORM  W-9

Guidelines for Determining the Proper Identification Number for the Payee (You) to Give the Payer.—Social security numbers have nine digits separated by two hyphens: i.e., 000-00-0000. Employee identification numbers have nine digits separated by only one hyphen: i.e., 00-0000000. The table below will help determine the number to give the payer. All “Section” references are to the Internal Revenue Code of 1986, as amended. “IRS” is the Internal Revenue Service.

For this type of account:			Give the social security number of—

1.	Individual		The Individual
2.	Two or more individuals (joint account)		The actual owner of the account or, if combined funds, the first individual on the account[1]
3.	Custodian account of a minor (Uniform Gift to Minors Act)		The minor[2]
4.	a.	The usual revocable savings trust account (grantor is also trustee)	The grantor-trustee[1]
	b.	So-called trust account that is not a legal or valid trust under state law	The actual owner[1]
5.	Sole proprietorship		The owner[3]

For this type of account:		Give the employer identification number of—

6.	Sole proprietorship	The owner[3]
7.	A valid trust, estate, or pension trust	The legal entity[4]
8.	Corporate	The corporation
9.	Association, club, religious, charitable, educational, or other tax-exempt organization	The organization
10.	Partnership	The partnership
11.	A broker or registered nominee	The broker or nominee
12.	Account with the Department of Agriculture in the name of a public entity (such as a state or local government, school district, or prison) that receives agricultural program payments	The public entity

1.	List first and circle the name of the person whose number you furnish. If only one person on a joint account has a social security number, that person’s number must be furnished.
2.	Circle the minor’s name and furnish the minor’s social security number.
3.

You must show your individual name, but you may also enter your business or “doing business as” name. You may use either your social security number of your employer identification number (if you have one).

4.

List first and circle the name of the legal trust, estate, or pension trust. (Do not furnish the taxpayer identification number of the personal representative or trustee unless the legal entity itself is not designated in the account title.)

NOTE: If no name is circled when there is more than one name, the number will be considered to be that of the first name listed.

Obtaining a Number

If you don’t have a taxpayer identification number or you don’t know your number, obtain Form  SS-5, Application for a Social Security Card, at the local Social Administration office, or Form  SS-4, Application for Employer Identification Number, by calling 1 (800) TAX-FORM, and apply for a number.

Payees Exempt from Backup Withholding

Payees specifically exempted from withholding include:

•

An organization exempt from tax under Section  501(a), an individual retirement account (IRA), or a custodial account under Section  403(b)(7), if the account satisfies the requirements of Section  401(f)(2).

•	The United States or a state thereof, the District of Columbia, a possession of the United States, or a political subdivision or instrumentality of any one or more of the foregoing.
•	An international organization or any agency or instrumentality thereof.
•	A foreign government and any political subdivision, agency or instrumentality thereof.

Payees that may be exempt from backup withholding include:

•	A corporation.
•	A financial institution.
•	A dealer in securities or commodities required to register in the United States, the District of Columbia, or a possession of the United States.
•	A real estate investment trust.
•	A common trust fund operated by a bank under Section 584(a).
•	An entity registered at all times during the tax year under the Investment Company Act of 1940.
•	A middleman known in the investment community as a nominee or custodian.
•	A futures commission merchant registered with the Commodity Futures Trading Commission.
•	A foreign central bank of issue.
•	A trust exempt from tax under Section 664 or described in Section 4947.

Payments of dividends and patronage dividends generally exempt from backup withholding include:

•	Payments to nonresident aliens subject to withholding under Section 1441.
•	Payments to partnerships not engaged in a trade or business in the United States and that have at least one nonresident alien partner.
•	Payments of patronage dividends not paid in money.
•	Payments made by certain foreign organizations.
•	Section 404(k) payments made by an ESOP

Payments of interest generally exempt from backup withholding include:

•

Payments of interest on obligations issued by individuals. Note: You may be subject to backup withholding if this interest is $600 or more and you have not provided your correct taxpayer identification number to the payer.

•	Payments of tax-exempt interest (including exempt-interest dividends under Section 852).
•	Payments described in Section 6049(b)(5) to nonresident aliens.
•	Payments on tax-free covenant bonds under Section 1451.
•	Payments made by certain foreign organizations.
•	Mortgage interest paid to you.

Certain payments, other than payments of interest, dividends, and patronage dividends, that are exempt from information reporting are also exempt from backup withholding. For details, see the regulations under sections 6041, 6041A, 6042, 6044, 6045, 6049, 6050A and 6050N.

Exempt payees described above must file Form  W-9 or a substitute Form  W-9 to avoid possible erroneous backup withholding. FILE THIS FORM  WITH THE PAYER, FURNISH YOUR TAXPAYER IDENTIFICATION NUMBER, WRITE “EXEMPT” IN PART II OF THE FORM, SIGN AND DATE THE FORM, AND RETURN IT TO THE PAYER.

Privacy Act Notice — Section  6109 requires you to provide your correct taxpayer identification number to payers, who must report the payments to the IRS. The IRS uses the number for identification purposes and may also provide this information to various government agencies for tax enforcement or litigation purposes. Payers must be given the numbers whether or not recipients are required to file tax returns. Payers must generally withhold 28% of taxable interest, dividends, and certain other payments to a payee who does not furnish a taxpayer identification number to payer. Certain penalties may also apply.

Penalties

(1) Failure to Furnish Taxpayer Identification Number. — If you fail to furnish your taxpayer identification number to a payer, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.

(2) Civil Penalty for False Information With Respect to Withholding. — If you make a false statement with no reasonable basis that results in no backup withholding, you are subject to a $500 penalty.

(3) Criminal Penalty for Falsifying Information. — Willfully falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment.

FOR ADDITIONAL INFORMATION CONTACT YOUR TAX

CONSULTANT OR THE INTERNAL REVENUE SERVICE

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IMPORTANT: This Letter of Transmittal or a manually signed facsimile thereof (together with certificates for Shares and all other required documents) or the Notice of Guaranteed Delivery must be received by the Depositary prior to 5:00 p.m., New York City time, on October  13, 2006, at the appropriate address set forth below:

The Depositary for the Repurchase Offer is:

PFPC INC.

Depositary Addresses:

By First Class Mail:	By Registered, Certified or Express Mail or Overnight Courier:

PFPC Inc. c/o Computershare Shareholder Services, Inc. Attn: Corporate Actions P.O. Box 859208 Braintree, MA 02185-9208	PFPC Inc. c/o Computershare Shareholder Services, Inc. Attn: Corporate Actions 161 Bay State Drive Braintree, MA 02184

Any questions or requests for assistance or additional copies of this Letter of Transmittal, the Fund’s Offer to Repurchase, the Notice of Guaranteed Delivery and other accompanying materials may be directed to the Information Agent at its telephone number and location listed below. Stockholders may also contact their broker, commercial bank or trust company or other nominee for assistance concerning the Repurchase Offer.

The Information Agent for the Repurchase Offer is:

GEORGESON INC.

17 State Street

New York, New York 10004

Toll Free: 1-877-847-1383

or

Banks and Brokers, Call: 212-440-9800

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NOTICE OF GUARANTEED DELIVERY
FOR
TENDER OF SHARES OF COMMON STOCK OF

THE ASIA TIGERS FUND, INC.

This form, or one substantially equivalent hereto, must be used to accept the Repurchase Offer (as defined below) if stockholders’ certificates for shares of common stock, par value $0.001 per share (the “Shares”) of The Asia Tigers Fund, Inc. (the “Fund”), are not immediately available or time will not permit the Letter of Transmittal and other required documents to be delivered to the Depositary on or before 5:00 p.m., New York City time, October  13, 2006 (the “Repurchase Request Deadline”). The Fund has established a record date of September  15, 2006, for identifying stockholders eligible to receive Repurchase Offer materials. Such form may be delivered by hand or transmitted by telegram, facsimile transmission or mail to the Depositary, and must be received by the Depositary on or before the Repurchase Request Deadline. See Section  5, “Procedure for Tendering Shares,” of the Offer to Purchase.

The Depositary:

PFPC INC.

Facsimile Copy Number:

781-380-3388

Confirm by Telephone:

781-843-1833, Ext. 200

For Account Information Call:

Georgeson Inc.

Toll Free: 1-877-847-1383

By First Class Mail:	By Registered, Certified or Express Mail or Overnight Courier:

PFPC Inc. c/o Computershare Shareholder Services, Inc. Attn: Corporate Actions P.O. Box 859208 Braintree, MA 02185-9208	PFPC Inc. c/o Computershare Shareholder Services, Inc. 161 Bay State Drive Braintree, MA 02184

DELIVERY OF THIS INSTRUMENT TO AN ADDRESS OTHER THAN AS SET FORTH ABOVE OR TRANSMISSION VIA A FACSIMILE NUMBER OTHER THAN ONE LISTED ABOVE DOES NOT CONSTITUTE A VALID DELIVERY

Ladies and Gentlemen:

The undersigned hereby tenders to The Asia Tigers Fund, Inc. (the “Fund”), upon the terms and subject to the conditions set forth in its Offer to Repurchase, dated September  22, 2006 and the related Letter of Transmittal (which together constitute the “Repurchase Offer”), receipt of which is hereby acknowledged, the number of Shares set forth on the reverse side pursuant to the guaranteed delivery procedures set forth in Section  5, “Procedure for Tendering Shares,” of the Offer to Repurchase.

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Number of Shares Tendered:

Certificate Nos. (if available):

If Shares will be tendered by book-entry transfer, check box:

The Depository Trust Company

Account Number:

Name(s) of Record Holder(s):

Address:

Area Code and Telephone Number:

Taxpayer Identification (Social Security) Number:

The undersigned also tenders all uncertificated Shares that may be held in the name of the registered holder(s) by the Fund’s transfer agent pursuant to the Fund’s dividend reinvestment plan:

Yes	No

(Note: If neither of these boxes is checked,

any such uncertificated Shares will not be tendered.)

Dated:	, 2006

Signature(s)

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GUARANTEE

The undersigned, a member firm of a registered national securities exchange, a member of the National Association of Securities Dealers, Inc., or a commercial bank or trust company having an office, branch, or agency in the United States, hereby (a) guarantees to deliver to the Depositary certificates representing the Shares tendered hereby, in proper form for transfer (or tender shares pursuant to the procedures for book-entry transfer) into the Depositary’s account at The Depositary Trust Company, together with (i) a properly completed and duly executed Letter of Transmittal (or facsimile thereof) with any required signature guarantees and (ii) other required documents, within three business days after the Repurchase Request Deadline of the Repurchase Offer, and (b) represents that such tender of Shares complies with Rule 14e-4 under the Securities Exchange Act of 1934, as amended.

Name of Firm:

(Authorized Signature)

Address:	Name:

(Please Print)

Title:

City	State	Zip Code

Area Code and Tel. No.	Dated:	, 2006

DO NOT SEND SHARE CERTIFICATES WITH THIS FORM. YOUR SHARE
CERTIFICATES MUST BE SENT WITH THE LETTER OF TRANSMITTAL.

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THE ASIA TIGERS FUND, INC.
345 PARK AVENUE
NEW YORK, NEW YORK 10154

September 22, 2006

Dear Stockholder:

As you may know, in an effort to enhance stockholder value and increase liquidity, The Asia Tigers Fund, Inc. (the “Fund”) obtained stockholder approval to adopt an “interval” fund structure which requires quarterly repurchase offers of a percentage of the Fund’s outstanding shares.

In accordance with its “interval” status, the Fund is hereby commencing its repurchase offer for this quarter under which the Fund is offering to repurchase up to 5% of the Fund’s outstanding shares. The offer to repurchase is for cash at a price equal to the Fund’s net asset value as of the close of regular trading on the New York Stock Exchange on October 20, 2006, the Repurchase Pricing Date, upon the terms and conditions set forth in the Offer to Repurchase and the related Letter of Transmittal (which together constitute the “Repurchase Offer”). If you are not interested in selling any of your shares at this time, you do not need to do anything. The Fund will contact you again next quarter to notify you of the next repurchase offer period.

The deadline for participating in the Repurchase Offer is October 13, 2006, the Repurchase Request Deadline. The net asset value of the shares may fluctuate between the October 13, 2006 deadline and October 20, 2006, the pricing date for the Repurchase Offer. The Fund has established a record date of September 15, 2006 for identifying stockholders eligible to receive Repurchase Offer materials. Stockholders who choose to participate in the Repurchase Offer can expect to receive payment for the shares repurchased on or before October 27, 2006. The Fund will charge a repurchase fee on shares that are repurchased for expenses directly related to the Repurchase Offer. The repurchase fee will equal 2% of the value of the shares that are repurchased.

The Fund’s common stock has recently been trading at a premium to the Fund’s net asset value per share. It may not be in a stockholder’s interest to tender shares in connection with the Repurchase Offer if the Fund’s common stock continues to trade at a premium. The market price of the Fund’s common stock can and does fluctuate. Accordingly, on the Repurchase Pricing Date, the market price of the Fund’s common stock may be above or below the Fund’s net asset value per share.

As of September 15, 2006, the Fund’s net asset value was $17.92 per share and 5,205,185.7648 shares were issued and outstanding. The Fund computes its net asset value on a weekly basis; however, the net asset value will be available daily from October 9, 2006 to October 13, 2006. The Fund’s net asset value may be obtained by contacting Georgeson Inc., the Fund’s Information Agent, toll free at 1-877-847-1383 or, for banks and brokers, at 212-440-9800.

Neither the Fund, the Investment Manager nor the Fund’s Board of Directors is making any recommendation to any stockholder whether to tender or refrain from tendering shares in the Repurchase Offer. The Fund and the Board of Directors urge each stockholder to read and evaluate the Repurchase Offer and related materials carefully and make his or her own decision. Questions, requests for assistance and requests for additional copies of this Offer to Repurchase and related materials should be directed to Georgeson Inc. toll free at 1-877-847-1383 or, for banks and brokers, at 212-440-9800.

Sincerely,

PRAKASH MELWANI
Director and President
THE ASIA TIGERS FUND, INC.

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Offer by

THE ASIA TIGERS FUND, INC.

To Repurchase for Cash
up to 5% of the Fund’s Outstanding
Shares of Common Stock

THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT 5:00 P.M.,
NEW YORK CITY TIME, ON OCTOBER 13, 2006
(“REPURCHASE REQUEST DEADLINE”)

THIS OFFER IS NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES
BEING TENDERED, BUT IS SUBJECT TO OTHER CONDITIONS AS OUTLINED IN THE
OFFER TO REPURCHASE AND IN THE LETTER OF TRANSMITTAL.

September 22, 2006

To Brokers, Dealers, Commercial Banks,
     Trust Companies and Other Nominees:

We are enclosing herewith the material listed below relating to the offer of The Asia Tigers Fund, Inc., a Maryland corporation registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company (the “Fund”), to purchase up to 5% of the Fund’s outstanding shares of Common Stock, par value $0.001 per share (the “Shares”), upon the terms and conditions set forth in the Offer to Repurchase dated September 22, 2006 and in the related Letter of Transmittal (which together constitute the “Repurchase Offer”). The price to be paid for the Shares is an amount per Share, net to the seller in cash, equal to 100% of the net asset value per Share as determined by the Fund at the close of regular trading on the New York Stock Exchange on October 20, 2006 (the “Repurchase Pricing Date”), minus a repurchase fee (the “Repurchase Fee”) equal to 2% of net asset value per Share. The Fund has established a record date of September 15, 2006 for identifying stockholders eligible to receive Repurchase Offer materials.

Blackstone Asia Advisors L.L.C. (“Blackstone Advisors”) serves as the Fund’s Investment Manager. Blackstone Advisors is an affiliate of The Blackstone Group. Blackstone Advisors is a limited liability company organized under the laws of Delaware on August 26, 2005 and a registered investment adviser under the Investment Advisers Act of 1940. The principal business address of Blackstone Advisors is 345 Park Avenue, New York, NY 10154.

We are asking you to contact your clients for whom you hold Shares registered in your name (or in the name of your nominee) or who hold Shares registered in their own names. Please bring the Repurchase Offer to their attention as promptly as possible. No fees or commission will be payable to brokers, dealers or other persons for soliciting tenders of Shares pursuant to the Offer. The Fund will, upon request, reimburse you for reasonable and customary mailing and handling expenses incurred by you in forwarding any of the enclosed materials to your clients. The Fund will pay all transfer taxes on its purchase of Shares, subject to Instruction 7, “Stock Transfer Taxes,” of the Letter of Transmittal. However, backup withholding at a 28% rate may be required unless either an exemption is proved or the required taxpayer identification information and certifications are provided. See Section 13, “Federal Income Tax Consequences,” of the Offer to Repurchase and Instruction 11, “Backup Withholding,” of the Letter of Transmittal.

The Fund’s Shares have recently been trading at a premium to the Fund’s NAV per Share. It may not be in a Stockholder’s interest to tender Shares in connection with the Repurchase Offer if the Shares continue to trade at a premium. The market price of the Shares can and does fluctuate. Accordingly, on the Repurchase Pricing Date, the market price of the Shares may be above or below the Fund’s NAV per Share.

For your information and for forwarding to your clients, we are enclosing the following documents:

1.  A letter to Stockholders of the Fund from Prakash Melwani, Director and President of the Fund;

2.  The Offer to Repurchase, dated September 22, 2006;

3.  The Letter of Transmittal for your use and to be provided to your clients;

4.  Notice of Guaranteed Delivery;

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5.  Form of letter to clients that may be sent to your clients for whose accounts you hold Shares registered in your name (or in the name of your nominee); and

6.  Return envelope addressed to PFPC Inc. (the “Depositary”).

The Repurchase Offer is not being made to, nor will the Fund accept tenders from, holders of Shares in any state or other jurisdiction in which the Repurchase Offer would not be in compliance with the securities or Blue Sky laws of such jurisdiction.

As described in the Fund’s Offer to Repurchase under Section 5, “Procedure for Tendering Shares,” tenders may be made without the concurrent deposit of stock certificates if (1) such tenders are made by or through a broker or dealer that is a member firm of a registered national securities exchange or a member of the National Association of Securities Dealers, Inc. or a commercial bank or trust company having an office, branch, or agency in the United States; and (2) certificates for Shares (or a confirmation of a book-entry transfer of such Shares into the Depositary’s account at a Book-Entry Transfer Facility (as defined in the Letter of Transmittal)), together with a properly completed and duly executed Letter of Transmittal, and any other documents required by the Letter of Transmittal, are received by the Depositary within three business days after receipt by the Depositary of a properly completed and duly executed Notice of Guaranteed Delivery.

As described in the Offer to Repurchase, if more than 5% of the Fund’s outstanding Shares are duly tendered prior to the Repurchase Request Deadline, the Fund will either (1) repurchase all of the additional Shares tendered, if the amount of such additional Shares does not exceed 2% of the Fund’s outstanding Shares, or (2) repurchase Shares tendered on a pro rata basis, provided that the Fund will purchase all Shares from Stockholders who own 99 Shares or fewer and tender all of their Shares. If such a tender is made by a broker, commercial bank, trust company or other nominee for beneficial owner(s) of Shares with respect to which it is the record holder, such broker, commercial bank, trust company or other nominee must represent and warrant in the Letter of Transmittal that it believes, based upon representations made to it by such beneficial owner(s), that each such person owns 99 shares or fewer.

Neither the Fund, its Board of Directors nor the Investment Manager to the Fund makes any recommendation to any Stockholder whether to tender any Shares.

For additional information or copies of the enclosed material, please contact Georgeson Inc. (the “Information Agent”) toll free at 1-877-847-1383 or, for banks and brokers, at 212-440-9800.

Very truly yours, THE ASIA TIGERS FUND, INC.

Prakash A. Melwani Director and President

NOTHING CONTAINED HEREIN OR IN THE ENCLOSED DOCUMENTS SHALL CONSTITUTE YOU OR ANY OTHER PERSON THE AGENT OF THE ASIA TIGERS FUND, INC., THE INFORMATION AGENT, OR THE DEPOSITARY OR AUTHORIZE YOU OR ANY OTHER PERSON TO MAKE ANY STATEMENTS OR USE ANY MATERIAL ON THEIR BEHALF WITH RESPECT TO THE OFFER, OTHER THAN THE MATERIAL ENCLOSED HEREWITH AND THE STATEMENTS SPECIFICALLY SET FORTH IN SUCH MATERIAL.

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Offer by

THE ASIA TIGERS FUND, INC.

To Repurchase for Cash

up to 5% of the Fund’s Outstanding Shares of

Common Stock

THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT 5:00 P.M.,

NEW YORK CITY TIME, ON OCTOBER  13, 2006 (“REPURCHASE REQUEST DEADLINE”)

THIS REPURCHASE OFFER IS NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES BEING TENDERED, BUT IS SUBJECT TO OTHER CONDITIONS AS OUTLINED IN THE OFFER TO REPURCHASE AND IN THE LETTER OF TRANSMITTAL.

September  22, 2006

To Our Clients:

Enclosed for your consideration is the Offer to Repurchase, dated September  22, 2006, of The Asia Tigers Fund, Inc., a Maryland corporation registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company (the “Fund”), and a related Letter of Transmittal (which together constitute the “Offer to Repurchase”), pursuant to which the Fund is offering to repurchase up to 5% of the Fund’s outstanding shares of Common Stock, par value $0.001 per share (the “Shares”), upon the terms and conditions set forth in the Repurchase Offer. The Fund has established a record date of September  15, 2006, for identifying stockholders eligible to receive Repurchase Offer materials.

Blackstone Asia Advisors L.L.C. (“Blackstone Advisors”) serves as the Fund’s Investment Manager. Blackstone Advisors is an affiliate of The Blackstone Group. Blackstone Advisors is a limited liability company organized under the laws of Delaware on August 26, 2005 and a registered investment adviser under the Investment Advisers Act of 1940. The principal business address of Blackstone Advisors is 345 Park Avenue, New York, NY 10154.

The Offer to Repurchase and the Letter of Transmittal are being forwarded to you for your information only and cannot be used by you to tender Shares held by us for your account. We are the holder of record of Shares held for your account. A tender of such Shares can be made only by us as the holder of record and only pursuant to your instructions.

Your attention is called to the following:

(1) The purchase price to be paid for the Shares is an amount per Share, net to the seller in cash, equal to 100% of the net asset value per Share as determined by the Fund at the close of regular trading on the New York Stock Exchange on October  20, 2006 (the “Repurchase Pricing Date”), minus a repurchase fee (the “Repurchase Fee”) equal to 2% of net asset value per Share. The Fund’s Shares have recently been trading at a premium to the Fund’s NAV per Share. It may not be in a Stockholder’s interest to tender Shares in connection with the Repurchase Offer if the Shares continue to trade at a premium. The market price of the Shares can and does fluctuate. Accordingly, on the Repurchase Pricing Date, the market price of the Shares may be above or below the Fund’s NAV per Share. The net asset value of the Fund is calculated weekly; however, the net asset value will be available daily from October  9, 2006 to October  13, 2006 and can be obtained from Georgeson Inc., the Fund’s Information Agent, by calling toll free at 1-877-847-1383 or, for banks and brokers, at 212-440-9800.

(2) The Repurchase Offer is not conditioned upon any minimum number of Shares being tendered.

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(3) If the Repurchase Offer is not suspended or postponed, the Fund will purchase all Shares validly tendered prior to 5:00 p.m., New York City time, on October  13, 2006, the Repurchase Request Deadline, provided that the number of Shares tendered by all stockholders does not exceed 5% of the Fund’s outstanding Shares. In the event that more than 5% of the Fund’s outstanding Shares are tendered, the Fund will either (1) increase the number of Shares that the Fund is offering to repurchase by an amount not to exceed 2% of the Shares outstanding on the Repurchase Request Deadline, or (2) purchase 5% of the Fund’s outstanding Shares on a pro rata basis, provided, however, that the Fund may accept all Shares tendered by Stockholders who own, beneficially or of record, not more than 99 Shares and who tender all of their Shares, before prorating Shares tendered by others.

(4) Tendering Stockholders will not be obligated to pay brokerage commissions or, subject to Instruction 7, “Stock Transfer Taxes,” of the Letter of Transmittal, stock transfer taxes on the purchase of Shares by the Fund pursuant to the Repurchase Offer.

(5) Your instructions to us should be forwarded in ample time before the Repurchase Request Deadline, October  13, 2006, to permit us to submit a tender on your behalf. Instructions received after this date will not be honored.

If you wish to have us tender any or all of your Shares, please so instruct us by completing, executing and returning to us the instruction form set forth below. An envelope to return your instructions to us is enclosed. If you authorize tender of your Shares, all such Shares will be tendered unless otherwise specified below. YOUR INSTRUCTIONS TO US SHOULD BE FORWARDED AS PROMPTLY AS POSSIBLE IN ORDER TO PERMIT US TO SUBMIT A TENDER ON YOUR BEHALF IN ACCORDANCE WITH THE TERMS AND CONDITIONS OF THE REPURCHASE OFFER.

The Repurchase Offer is not being made to, nor will tenders be accepted from or on behalf of, holders of Shares in any jurisdiction in which the making or acceptance of the Repurchase Offer would not be in compliance with the applicable law.

Neither the Fund, its Board of Directors nor the Investment Manager to the Fund is making any recommendation to any Stockholder whether to tender or refrain from tendering Shares in the Repurchase Offer. Each Stockholder is urged to read and evaluate the Repurchase Offer and accompanying materials carefully.

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INSTRUCTIONS

The undersigned acknowledge(s) receipt of your letter, and the enclosed Offer to Repurchase, dated September  22, 2006 relating to The Asia Tigers Fund, Inc. (the “Fund”) to purchase up to 5% of the Fund’s outstanding shares of Common Stock, par value $0.001 per share (the “Shares”).

This will instruct you to tender to the Fund the number of Shares indicated below (which are held by you for the account of the undersigned), upon the terms and subject to the conditions set forth in the Offer to Repurchase that you have furnished to the undersigned.

AGGREGATE NUMBER OF SHARES TO BE TENDERED:

_________________ Shares

Enter number of Shares to be tendered.

ODD LOTS

This section is to be completed ONLY if Shares are being tendered by or on behalf of a person owning beneficially or of record an aggregate of not more than 99 shares. The undersigned:

Is the beneficial or record owner of an aggregate of not more than 99 Shares, all of which are being tendered, and hereby represents that the above indicated information is true and correct as to the undersigned.

SIGNATURE BOX

(Signature(s))

(Please print Name(s) and Address here)

(Area Code and Telephone No.)

(Taxpayer Identification (Social Security) Number)

Date: _______________, 2006

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